Business Developments	12 Months Ended
Mar. 31, 2011
Business Developments
Business Developments

2.    BUSINESS DEVELOPMENTS

Mitsubishi UFJ NICOS Co., Ltd.

In 2008, the MUFG Group reorganized the capital structure of Mitsubishi UFJ NICOS, a 76%-owned subsidiary, by eliminating the only outstanding class of capital stock other than the common stock and by having The Norinchukin Bank ("Norinchukin") become the sole noncontrolling shareholder. This reorganization was carried out in order to further enhance the strategic integrity and flexibility of the MUFG Group and to strive for effective utilization of managerial resources within the MUFG Group.

Pursuant to the reorganization, on August 1, 2008, MUFG acquired, through a share exchange, all the outstanding Mitsubishi UFJ NICOS common stock and all the outstanding Mitsubishi UFJ NICOS Class 1 stock whereby MUFG issued MUFG common stock at a ratio of 0.37 shares of MUFG common stock for every one share of Mitsubishi UFJ NICOS common stock and 1.39 shares of MUFG common stock for every one share of Mitsubishi UFJ NICOS Class 1 stock. MUFG, then, sold 244 million shares of Mitsubishi UFJ NICOS common stock to Norinchukin. Furthermore, MUFG converted all of Mitsubishi UFJ NICOS Class 1 stock acquired from Norinchukin into Mitsubishi UFJ NICOS common stock. As a result, the ownership by MUFG of Mitsubishi UFJ NICOS decreased to approximately 85% from 100%.

The reorganization was accounted for as follows:

The assets and liabilities acquired through the purchase of the noncontrolling interest of Mitsubishi UFJ NICOS were accounted for using the purchase method of accounting and were recorded based on their fair value as of August 1, 2008. The MUFG common stock issued in the share exchange was valued at ¥131 billion based on the average market price for a reasonable period before and after the date the terms of the acquisition were agreed to and announced. As a result, MUFG owned all the outstanding Mitsubishi UFJ NICOS common stocks. The MUFG Group recorded approximately ¥23 billion of goodwill and ¥27 billion of intangible assets.

The acquisition of Mitsubishi UFJ NICOS Class 1 stock and the sale of Mitsubishi UFJ NICOS common stock were treated as one unit of account within the context of MUFG's conversion of the Class 1 stock. The transactions were accounted for as: (i) a capital transaction representing an induced conversion by Norinchukin of Mitsubishi UFJ NICOS Class 1 stock for approximately 186.6 million shares of Mitsubishi UFJ NICOS common stock, and (ii) the sale by MUFG of approximately 57.4 million shares of Mitsubishi UFJ NICOS common stock, and (iii) the issuance of 69.5 million shares of MUFG common stock. As a result, MUFG recognized a credit to capital surplus of ¥71 billion and recognized ¥8 billion as a direct charge to retained earnings representing the effect of the inducement calculated based on the excess number of Mitsubishi UFJ NICOS common stock deemed received by Norinchukin (over the number of Mitsubishi UFJ NICOS common stock that it would have otherwise received had it converted Mitsubishi UFJ NICOS Class 1 stock under its contractual terms). In addition, gains on the sale of the 57.4 million shares of Mitsubishi UFJ NICOS common stock of ¥6 billion were recognized in the statements of operations. Furthermore, net loss available to common shareholders of Mitsubishi UFJ Financial Group was increased by ¥8 billion attributable to the effect of the induced conversion in the calculation of EPS.

All the MUFG common stock issued to effect the foregoing transactions was previously held as treasury stock. The difference between their carrying amounts and the amount at which the corresponding reissuance was measured was respectively recorded in capital surplus and unappropriated retained earnings.

On March 30, 2011, MUFG and Norinchukin increased the capital of Mitsubishi UFJ NICOS through allotment to existing shareholders. MUFG and Norinchukin acquired ¥85 billion and ¥15 billion of new common shares in Mitsubishi UFJ NICOS, respectively, with no change of ownership in the shares of Mitsubishi UFJ NICOS between MUFG and Norinchukin.

UnionBanCal Corporation

BTMU acquired approximately 36% ownership of UNBC through cash tender offers, valuing the transaction at approximately ¥389 billion. The offer expired on September 26, 2008, with purchase of the shares being effective on October 1, 2008. After the offer, BTMU owned approximately 97% of UNBC's outstanding common stock and acquired the remaining common stock on November 4, 2008. As a result of the tender offers, followed by the second-step merger, UNBC became a wholly-owned subsidiary of BTMU. BTMU previously owned approximately 64% of UNBC. The assets and liabilities acquired through the purchase of the noncontrolling interest of UNBC were measured based on their fair value as of October 1, 2008. The MUFG Group initially recorded approximately ¥175 billion of goodwill and ¥67 billion of intangible assets. The purpose of making UNBC a wholly-owned subsidiary is to achieve greater management flexibility and aim to further strengthen the MUFG Group's presence in the United States.

On April 16 and 30, 2010, Union Bank, N.A. ("Union Bank"), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the Federal Deposit Insurance Corporation ("FDIC") to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank and thereby recorded goodwill and core deposit intangible assets of ¥8,068 million and ¥1,648 million, respectively. The assets acquired and liabilities assumed were recorded at their estimated, provisional fair values on the acquisition date. During the fiscal year ended December 31, 2010, UNBC's management reviewed and, where necessary, adjusted the acquisition date fair values. For a period of up to one year from the date of acquisition (defined as the measurement period), UNBC's management may further adjust the acquisition date fair values. In connection with the acquisition, Union Bank also entered into two loss share agreements with the FDIC—one for single-family residential mortgage loans and another for commercial loans, the related unfunded commitments and other covered assets.

Securities Joint Venture with Morgan Stanley

The MUFG Group and Morgan Stanley entered into a securities joint venture to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and to offer a wide range of products and services, including Morgan Stanley's global products and services to the MUFG Group's retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. ("MUS") was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group's ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group's ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. ("MSJS").

On May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. ("MSMS"). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.